First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.2%
	Air Freight & Logistics – 1.9%
11,922	Forward Air Corp.	$854,688
	Automobiles – 3.3%
21,859	Winnebago Industries, Inc.	1,509,583
	Banks – 6.0%
34,368	Bank of Marin Bancorp.	1,276,427
57,469	Veritex Holdings, Inc.	1,468,908
		2,745,335
	Capital Markets – 3.8%
7,492	Morningstar, Inc.	1,722,336
	Commercial Services & Supplies – 3.7%
51,692	Healthcare Services Group, Inc.	1,675,855
	Diversified Consumer Services – 4.5%
37,400	frontdoor, Inc. (a)	2,058,496
	Diversified Financial Services – 3.8%
45,676	Cannae Holdings, Inc. (a)	1,735,231
	Electrical Equipment – 5.3%
29,105	Allied Motion Technologies, Inc.	1,317,001
77,011	Thermon Group Holdings, Inc. (a)	1,123,591
		2,440,592
	Electronic Equipment, Instruments & Components – 3.1%
19,995	FARO Technologies, Inc. (a)	1,411,047
	Food Products – 3.0%
9,058	J&J Snack Foods Corp.	1,382,794
	Gas Utilities – 2.8%
27,640	Northwest Natural Holding Co.	1,291,064
	Health Care Equipment & Supplies – 4.9%
33,217	Avanos Medical, Inc. (a)	1,504,730
29,419	Natus Medical, Inc. (a)	716,941
		2,221,671
	Hotels, Restaurants & Leisure – 1.0%
8,209	Nathan’s Famous, Inc.	455,682
	Insurance – 8.6%
26,040	Brown & Brown, Inc.	1,122,063
65,784	BRP Group, Inc., Class A (a)	1,526,847
29,319	James River Group Holdings Ltd.	1,304,109
		3,953,019
Shares	Description	Value

	IT Services – 5.3%
42,280	I3 Verticals, Inc., Class A (a)	$1,226,966
21,699	Perficient, Inc. (a)	1,184,982
		2,411,948
	Machinery – 10.4%
12,631	John Bean Technologies Corp.	1,463,680
12,084	Kadant, Inc.	1,727,408
9,471	RBC Bearings, Inc. (a)	1,584,783
		4,775,871
	Paper & Forest Products – 2.7%
23,910	Neenah, Inc.	1,217,497
	Personal Products – 2.9%
40,300	Edgewell Personal Care Co.	1,346,020
	Pharmaceuticals – 2.5%
55,995	Phibro Animal Health Corp., Class A	1,161,336
	Professional Services – 1.6%
65,604	Resources Connection, Inc.	757,070
	Real Estate Management & Development – 3.3%
41,155	RE/MAX Holdings, Inc., Class A	1,490,634
	Textiles, Apparel & Luxury Goods – 3.8%
85,100	Movado Group, Inc.	1,758,166
	Water Utilities – 3.0%
20,663	SJW Group	1,367,271
	Total Common Stocks	41,743,206
	(Cost $34,175,721)
REAL ESTATE INVESTMENT TRUSTS – 5.9%
	Equity Real Estate Investment Trusts – 5.9%
76,808	Gladstone Commercial Corp.	1,360,270
43,088	Rayonier, Inc.	1,324,956
	Total Real Estate Investment Trusts	2,685,226
	(Cost $2,440,163)
	Total Investments – 97.1%	44,428,432
	(Cost $36,615,884) (b)
	Net Other Assets and Liabilities – 2.9%	1,314,402
	Net Assets – 100.0%	$45,742,834

(a)	Non-income producing security.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,826,882 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,014,334. The net unrealized appreciation was $7,812,548.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,743,206	$ 41,743,206	$ —	$ —
Real Estate Investment Trusts*	2,685,226	2,685,226	—	—
Total Investments	$ 44,428,432	$ 44,428,432	$—	$—

*	See Portfolio of Investments for industry breakout.